Stockholders' Equity / (Deficit) - Schedule of Stock options Assumptions (Details)	6 Months Ended
Jun. 30, 2020
Dividend yield	0.00%
Expected volatility, minimum	76.00%
Expected volatility, maximum	88.10%
Risk free rate, minimum	0.24%
Risk free rate, maximum	0.30%
Minimum [Member]
Derived service period	1 year 7 months 2 days
Maximum [Member]
Derived service period	1 year 10 months 28 days